DEBT - Schedule of Interest Expense Related (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Non-cash amortization of debt discount	$ 4,615	$ 4,582	$ 14,469
Loss in respect of convertible loan extinguishment	53	1,206	13,969
2020 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	1,699	1,693	1,485
Non-cash amortization of debt discount	0	0	6,471
Interest expense	0	0	0
Loss in respect of convertible loan extinguishment	0	0	0
Total interest expense recognized	$ 1,699	$ 1,693	$ 7,956
Effective interest rate	0.37%	0.37%	1.87%
2017 Exchangeable Notes
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 316	$ 303	$ 608
Non-cash amortization of debt discount	2,600	2,587	5,986
Interest expense	1,101	1,127	1,891
Loss in respect of convertible loan extinguishment	53	1,206	13,969
Total interest expense recognized	$ 4,070	$ 5,223	$ 22,454
Effective interest rate	4.65%	4.65%	4.68%